Restructuring Charges (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 USD ($) Building	Aug. 31, 2018 USD ($)
Restructuring provision [Abstract]
Restructuring charges, net of tax		$ 2,353	$ 3,242	$ 3,409
Net proceeds from sale of building		230	3,318	0
Pre-tax gain from sale of building		340	1,732	0
Deferred income tax recovery recognized		(657)	2,103
Restructuring charges payable [Abstract]
Balance - Beginning of year		1,133
Balance - End of year		3,626	1,133
Fiscal 2018 Plan [Member]
Restructuring provision [Abstract]
Severance expenses	$ 2,072
Remaining non-cancelable operating lease	1,137
Income tax credits writeoffs of research and development	1,200
Impairment of long-lived assets	150
Related income taxes	1,150		63
Restructuring charges, net of tax	3,409		$ 3,242
Number of buildings sold | Building			1
Net proceeds from sale of building			$ 3,318
Pre-tax gain from sale of building			1,732
Deferred income tax recovery recognized			2,383
Restructuring charges payable [Abstract]
Balance - Beginning of year		1,133	3,167
Addition		2,886	3,305
Payments		(393)	(5,339)
Balance - End of year	$ 3,167	$ 3,626	$ 1,133	$ 3,167